UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS Disciplined Market Neutral Fund
	Shares	Value ($)
Long Positions 100.7%
Common Stocks 89.1%
Consumer Discretionary 18.8%
Auto Components 1.6%
Delphi Automotive PLC* (a)	7,500	217,725
Lear Corp. (a)	116,400	4,638,540
TRW Automotive Holdings Corp.* (a)	41,300	1,592,941

		6,449,206
Automobiles 2.0%
General Motors Co.* (a)	204,900	4,548,780
Harley-Davidson, Inc. (a)	59,400	2,861,892
Thor Industries, Inc. (a)	29,800	916,350

		8,327,022
Diversified Consumer Services 0.1%
ITT Educational Services, Inc.* (a)	8,600	489,340
Hotels, Restaurants & Leisure 2.7%
Bally Technologies, Inc.* (a)	9,600	446,880
Brinker International, Inc. (a)	40,000	1,292,400
Chipotle Mexican Grill, Inc.* (a)	6,600	2,726,262
International Game Technology (a)	14,400	205,920
Marriott International, Inc. "A" (a)	51,700	2,001,307
Marriott Vacations Worldwide Corp.* (a)	20,500	580,150
Panera Bread Co. "A"* (a)	8,400	1,234,380
Penn National Gaming, Inc.* (a)	15,500	712,225
Starbucks Corp. (a)	10,300	565,367
Wyndham Worldwide Corp. (a)	24,600	1,225,080

		10,989,971
Household Durables 2.0%
Garmin Ltd. (a)	98,500	4,231,560
Whirlpool Corp. (a)	64,000	3,960,320

		8,191,880
Internet & Catalog Retail 0.2%
Netflix, Inc.* (a)	11,600	735,904
Leisure Equipment & Products 0.2%
Polaris Industries, Inc. (a)	10,100	767,297
Media 1.1%
CBS Corp. "B" (a)	82,100	2,620,632
Interpublic Group of Companies, Inc. (a)	40,600	421,834
McGraw-Hill Companies, Inc. (a)	19,400	841,572
Omnicom Group, Inc. (a)	14,700	700,896

		4,584,934
Multiline Retail 2.4%
Dillard's, Inc. "A" (a)	51,900	3,489,756
Macy's, Inc. (a)	118,600	4,512,730
Sears Holdings Corp.*	37,400	1,847,560

		9,850,046
Specialty Retail 6.1%
Aaron's, Inc. (a)	180,700	4,797,585
AutoNation, Inc.* (a)	111,300	4,009,026
Best Buy Co., Inc. (a)	171,700	3,214,224
Foot Locker, Inc. (a)	154,700	4,910,178
GameStop Corp. "A" (a)	129,300	2,479,974
PetSmart, Inc. (a)	4,400	283,536
RadioShack Corp. (a)	101,800	472,352
The Gap, Inc. (a)	173,400	4,595,100

		24,761,975
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. (a)	23,700	1,598,565
Consumer Staples 3.0%
Beverages 0.3%
Monster Beverage Corp.* (a)	16,500	1,197,900
Food & Staples Retailing 0.7%
CVS Caremark Corp. (a)	40,400	1,815,576
Safeway, Inc. (a)	59,200	1,125,984

		2,941,560
Food Products 1.3%
Dean Foods Co.* (a)	191,100	2,988,804
Hormel Foods Corp. (a)	72,600	2,171,466

		5,160,270
Personal Products 0.1%
Herbalife Ltd. (a)	13,200	591,228
Tobacco 0.6%
Altria Group, Inc. (a)	72,700	2,340,213
Energy 7.8%
Energy Equipment & Services 0.3%
Diamond Offshore Drilling, Inc. (a)	18,200	1,058,876
Oil, Gas & Consumable Fuels 7.5%
Anadarko Petroleum Corp. (a)	32,100	1,958,100
Apache Corp. (a)	11,400	927,732
Chevron Corp. (a)	5,400	530,874
Cobalt International Energy, Inc.* (a)	63,800	1,445,070
Denbury Resources, Inc.* (a)	61,400	928,368
EOG Resources, Inc. (a)	7,300	724,890
HollyFrontier Corp. (a)	160,300	4,725,644
Marathon Oil Corp. (a)	140,000	3,487,400
Marathon Petroleum Corp. (a)	77,000	2,777,390
Murphy Oil Corp. (a)	71,300	3,324,006
Plains Exploration & Production Co.* (a)	18,100	647,799
Tesoro Corp.* (a)	209,600	4,636,352
Valero Energy Corp. (a)	158,100	3,335,910
Whiting Petroleum Corp.* (a)	10,400	449,384
WPX Energy, Inc.* (a)	49,600	727,632

		30,626,551
Financials 13.3%
Capital Markets 1.6%
Ares Capital Corp. (a)	76,300	1,151,367
Franklin Resources, Inc. (a)	10,900	1,164,011
Invesco Ltd. (a)	80,900	1,759,575
Raymond James Financial, Inc. (a)	9,000	307,620
Waddell & Reed Financial, Inc. "A" (a)	78,300	2,247,993

		6,630,566
Commercial Banks 5.4%
Associated Banc-Corp. (a)	236,300	2,991,558
City National Corp. (a)	34,300	1,704,024
Comerica, Inc. (a)	26,900	818,298
First Citizens BancShares, Inc. "A" (a)	1,900	320,150
First Republic Bank* (a)	63,900	2,006,460
Huntington Bancshares, Inc. (a)	234,300	1,532,322
KeyCorp (a)	606,400	4,548,000
Regions Financial Corp. (a)	571,200	3,592,848
SunTrust Banks, Inc. (a)	202,600	4,643,592

		22,157,252
Consumer Finance 0.5%
Capital One Financial Corp. (a)	12,300	631,851
Discover Financial Services (a)	46,200	1,529,682

		2,161,533
Diversified Financial Services 0.8%
Citigroup, Inc. (a)	41,600	1,102,816
Interactive Brokers Group, Inc. "A" (a)	31,700	452,042
JPMorgan Chase & Co. (a)	48,500	1,607,775

		3,162,633
Insurance 2.8%
Allstate Corp. (a)	68,000	2,307,920
American International Group, Inc.* (a)	57,600	1,680,768
Cincinnati Financial Corp. (a)	28,400	1,024,672
Everest Re Group Ltd. (a)	12,400	1,266,288
Fidelity National Financial, Inc. "A" (a)	81,300	1,531,692
Hanover Insurance Group, Inc. (a)	2,100	81,921
Old Republic International Corp. (a)	116,800	1,152,816
Prudential Financial, Inc. (a)	28,800	1,337,760
White Mountains Insurance Group Ltd. (a)	1,600	824,032

		11,207,869
Real Estate Investment Trusts 2.2%
American Capital Agency Corp. (REIT) (a)	41,600	1,359,072
Hospitality Properties Trust (REIT) (a)	71,400	1,678,614
Taubman Centers, Inc. (REIT) (a)	36,200	2,642,600
Ventas, Inc. (REIT) (a)	10,700	629,374
Weyerhaeuser Co. (REIT) (a)	123,000	2,448,930

		8,758,590
Health Care 13.0%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.* (a)	37,600	3,405,432
Myriad Genetics, Inc.* (a)	22,300	538,099
United Therapeutics Corp.* (a)	58,900	2,605,736

		6,549,267
Health Care Equipment & Supplies 1.0%
Boston Scientific Corp.*(a)	193,200	1,108,968
C.R. Bard, Inc. (a)	6,300	612,297
Hill-Rom Holdings, Inc. (a)	13,900	408,799
Intuitive Surgical, Inc.* (a)	1,200	627,720
The Cooper Companies, Inc. (a)	18,500	1,575,830

		4,333,614
Health Care Providers & Services 5.6%
Aetna, Inc. (a)	21,700	887,313
AmerisourceBergen Corp. (a)	40,400	1,494,396
Cardinal Health, Inc. (a)	29,500	1,220,710
Health Net, Inc.* (a)	86,200	2,208,444
Humana, Inc. (a)	54,200	4,140,338
McKesson Corp. (a)	25,500	2,225,640
Omnicare, Inc. (a)	15,500	488,560
Tenet Healthcare Corp.* (a)	74,800	352,308
UnitedHealth Group, Inc. (a)	86,600	4,829,682
WellPoint, Inc. (a)	72,300	4,872,297

		22,719,688
Health Care Technology 0.2%
Cerner Corp.* (a)	6,400	498,944
SXC Health Solutions Corp.* (a)	2,400	215,304

		714,248
Life Sciences Tools & Services 1.4%
Charles River Laboratories International, Inc.* (a)	11,700	390,546
Illumina, Inc.* (a)	82,700	3,561,062
PerkinElmer, Inc. (a)	39,300	1,045,380
Thermo Fisher Scientific, Inc. (a)	16,100	812,728

		5,809,716
Pharmaceuticals 3.2%
Abbott Laboratories (a)	68,300	4,220,257
Bristol-Myers Squibb Co. (a)	11,600	386,744
Eli Lilly & Co. (a)	120,000	4,914,000
Forest Laboratories, Inc.* (a)	26,800	938,000
Mylan, Inc.* (a)	25,000	541,750
Pfizer, Inc. (a)	33,300	728,271
Watson Pharmaceuticals, Inc.* (a)	17,800	1,268,962

		12,997,984
Industrials 7.8%
Aerospace & Defense 1.6%
Exelis, Inc. (a)	52,400	524,000
Honeywell International, Inc. (a)	25,600	1,424,896
Huntington Ingalls Industries, Inc.* (a)	12,900	474,462
Northrop Grumman Corp. (a)	43,200	2,538,000
Raytheon Co. (a)	22,100	1,112,072
Textron, Inc. (a)	28,400	671,092

		6,744,522
Airlines 0.1%
Delta Air Lines, Inc.* (a)	17,500	211,750
Construction & Engineering 1.1%
Chicago Bridge & Iron Co. NV (a)	9,300	334,242
URS Corp. (a)	113,600	4,108,912

		4,443,154
Machinery 3.4%
Caterpillar, Inc. (a)	26,600	2,330,692
Cummins, Inc. (a)	18,800	1,822,660
Illinois Tool Works, Inc. (a)	13,400	752,410
ITT Corp. (a)	136,500	2,802,345
Lincoln Electric Holdings, Inc. (a)	18,100	861,198
Oshkosh Corp.* (a)	161,700	3,309,999
Terex Corp.* (a)	58,400	971,192
Timken Co. (a)	18,400	877,680

		13,728,176
Professional Services 0.9%
Equifax, Inc. (a)	8,400	379,428
Robert Half International, Inc. (a)	80,400	2,284,968
Towers Watson & Co. "A" (a)	16,000	964,160

		3,628,556
Road & Rail 0.7%
Con-way, Inc. (a)	32,600	1,152,410
Landstar System, Inc. (a)	33,700	1,775,990

		2,928,400
Information Technology 16.0%
Communications Equipment 1.3%
Brocade Communications Systems, Inc.* (a)	292,900	1,361,985
EchoStar Corp. "A"* (a)	60,200	1,683,794
F5 Networks, Inc.* (a)	5,300	548,444
Motorola Solutions, Inc. (a)	36,900	1,774,152

		5,368,375
Computers & Peripherals 3.0%
Apple, Inc.* (a)	900	519,957
Dell, Inc.* (a)	279,500	3,446,235
Diebold, Inc. (a)	21,200	784,612
Lexmark International, Inc. "A" (a)	38,700	967,887
NCR Corp.* (a)	129,900	2,782,458
Western Digital Corp.* (a)	123,600	3,879,804

		12,380,953
Electronic Equipment, Instruments & Components 1.6%
Avnet, Inc.* (a)	51,200	1,561,088
Jabil Circuit, Inc. (a)	66,000	1,262,580
Tech Data Corp.* (a)	23,500	1,118,835
Vishay Intertechnology, Inc.* (a)	251,700	2,673,054

		6,615,557
Internet Software & Services 1.9%
AOL, Inc.* (a)	172,100	4,720,703
IAC/InterActiveCorp. (a)	66,400	2,982,688

		7,703,391
IT Services 1.6%
Amdocs Ltd.* (a)	6,000	172,500
Fiserv, Inc.* (a)	15,600	1,051,908
MasterCard, Inc. "A" (a)	6,400	2,601,664
SAIC, Inc. (a)	43,600	484,396
Total System Services, Inc. (a)	91,500	2,129,205

		6,439,673
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.* (a)	78,800	479,104
Applied Materials, Inc. (a)	179,100	1,850,103
Avago Technologies Ltd. (a)	17,300	572,630
Fairchild Semiconductor International, Inc.* (a)	42,900	566,709
First Solar, Inc.* (a)	100,200	1,258,512
KLA-Tencor Corp. (a)	89,000	4,078,870
LSI Corp.* (a)	604,200	4,017,930
Micron Technology, Inc.* (a)	289,300	1,689,512
Teradyne, Inc.* (a)	268,300	3,876,935

		18,390,305
Software 2.1%
BMC Software, Inc.* (a)	2,000	84,640
CA, Inc. (a)	17,700	440,199
Cadence Design Systems, Inc.* (a)	93,900	957,780
Microsoft Corp. (a)	154,600	4,512,774
TIBCO Software, Inc.* (a)	38,400	1,027,200
VMware, Inc. "A"* (a)	9,600	892,896
Zynga, Inc. "A"* (a)	62,500	391,250

		8,306,739
Materials 7.3%
Chemicals 6.2%
CF Industries Holdings, Inc. (a)	25,000	4,274,000
Cytec Industries, Inc. (a)	14,100	852,486
Eastman Chemical Co. (a)	9,300	433,008
LyondellBasell Industries NV "A(a)	110,600	4,364,276
PPG Industries, Inc. (a)	46,200	4,778,928
The Sherwin-Williams Co. (a)	35,200	4,563,328
Valspar Corp. (a)	60,200	2,902,242
W.R. Grace & Co.* (a)	62,000	3,255,000

		25,423,268
Containers & Packaging 0.1%
Packaging Corp. of America (a)	6,500	174,395
Metals & Mining 0.0%
Commercial Metals Co. (a)	12,500	146,000
Paper & Forest Products 1.0%
Domtar Corp. (a)	51,800	4,097,898
Telecommunication Services 1.0%
Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc. (a)	168,199	3,338,750
United States Cellular Corp.* (a)	25,600	957,184

		4,295,934
Utilities 1.1%
Independent Power Producers & Energy Traders 0.4%
Calpine Corp.* (a)	68,300	1,147,440
NRG Energy, Inc.* (a)	32,500	497,900

		1,645,340
Multi-Utilities 0.7%
Ameren Corp. (a)	84,000	2,714,040
DTE Energy Co. (a)	3,300	187,539

		2,901,579

Total Common Stocks (Cost $363,650,148)		363,439,663
Cash Equivalents 11.6%
Central Cash Management Fund, 0.14% (b) (Cost $47,409,793)	47,409,793	47,409,793

	% of Net Assets	Value ($)

Total Long Positions (Cost $411,059,941) †	100.7	410,849,456
Other Assets and Liabilities, Net	88.6	361,016,273
Securities Sold Short	(89.3)	(364,073,163)

Net Assets	100.0	407,792,566

†
The cost for federal income tax purposes was $412,439,840.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $1,590,384.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,237,141 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,827,525.

	Shares	Value ($)
Common Stocks Sold Short 89.3%
Consumer Discretionary 18.4%
Auto Components 2.3%
Gentex Corp.	220,800	4,923,840
Johnson Controls, Inc.	144,400	4,352,216

		9,276,056
Automobiles 0.3%
Ford Motor Co.	129,700	1,369,632
Distributors 0.0%
LKQ Corp.	2,900	105,676
Diversified Consumer Services 1.2%
Apollo Group, Inc. "A"	50,000	1,591,000
DeVry, Inc.	121,500	3,320,595

		4,911,595
Hotels, Restaurants & Leisure 2.7%
Carnival Corp.	133,500	4,284,015
Darden Restaurants, Inc.	15,200	786,296
Hyatt Hotels Corp. "A"	36,300	1,342,737
McDonald's Corp.	6,300	562,842
Royal Caribbean Cruises Ltd.	80,600	1,898,130
The Wendy's Co.	138,500	635,715
WMS Industries, Inc.	78,200	1,605,446

		11,115,181
Internet & Catalog Retail 1.7%
Amazon.com, Inc.	21,500	4,577,565
TripAdvisor, Inc.	55,500	2,379,840

		6,957,405
Leisure Equipment & Products 1.2%
Hasbro, Inc.	134,200	4,753,364
Media 1.9%
Cablevision Systems Corp. (New York Group) "A"	329,400	3,768,336
Clear Channel Outdoor Holdings, Inc. "A"	17,000	107,100
DISH Network Corp. "A"	38,000	1,065,520
Liberty Global, Inc. "A"	26,800	1,238,160
Scripps Networks Interactive "A"	17,900	980,383
Virgin Media, Inc.	32,200	709,366

		7,868,865
Multiline Retail 2.1%
Big Lots, Inc.	119,800	4,402,650
Family Dollar Stores, Inc.	9,100	616,525
J.C. Penney Co., Inc.	16,700	438,041
Kohl's Corp.	68,800	3,152,416

		8,609,632
Specialty Retail 3.3%
Abercrombie & Fitch Co. "A"	12,900	432,666
CarMax, Inc.	72,200	2,036,762
Guess?, Inc.	115,200	3,068,928
Signet Jewelers Ltd.	12,500	545,750
Tiffany & Co.	71,200	3,943,768
Urban Outfitters, Inc.	40,600	1,135,582
Williams-Sonoma, Inc.	69,000	2,408,790

		13,572,246
Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.	84,800	4,720,816
Hanesbrands, Inc.	13,700	381,682
Under Armour, Inc. "A"	15,800	1,591,534

		6,694,032
Consumer Staples 5.3%
Beverages 0.0%
PepsiCo, Inc.	1,200	81,420
Food & Staples Retailing 2.0%
Sysco Corp.	152,100	4,245,111
Wal-Mart Stores, Inc.	12,200	803,004
Walgreen Co.	104,000	3,174,080

		8,222,195
Food Products 2.4%
General Mills, Inc.	69,900	2,675,772
H.J. Heinz Co.	39,300	2,086,044
Kellogg Co.	99,000	4,829,220
Mead Johnson Nutrition Co.	3,900	314,886

		9,905,922
Household Products 0.4%
Clorox Co.	11,700	804,960
Procter & Gamble Co.	13,000	809,770

		1,614,730
Personal Products 0.3%
Avon Products, Inc.	68,600	1,135,330
Tobacco 0.2%
Lorillard, Inc.	6,500	803,400
Energy 8.5%
Energy Equipment & Services 1.8%
Cameron International Corp.	57,500	2,627,175
Dresser-Rand Group, Inc.	38,000	1,667,440
FMC Technologies, Inc.	76,700	3,086,408

		7,381,023
Oil, Gas & Consumable Fuels 6.7%
Cabot Oil & Gas Corp.	110,700	3,602,178
Concho Resources, Inc.	10,100	886,174
CONSOL Energy, Inc.	145,200	4,077,216
EQT Corp.	53,800	2,495,244
Forest Oil Corp.	27,400	228,790
Kosmos Energy Ltd.	24,400	254,248
Newfield Exploration Co.	66,700	1,998,332
Peabody Energy Corp.	69,500	1,623,520
Range Resources Corp.	22,100	1,269,424
SM Energy Co.	39,100	2,114,919
Southwestern Energy Co.	142,600	3,997,078
Spectra Energy Corp.	92,100	2,644,191
Ultra Petroleum Corp.	105,800	1,959,416

		27,150,730
Financials 12.1%
Capital Markets 1.1%
Ameriprise Financial, Inc.	20,500	982,360
Lazard Ltd. "A"	131,700	3,037,002
Morgan Stanley	30,400	406,144

		4,425,506
Commercial Banks 2.7%
First Horizon National Corp.	277,400	2,352,352
Fulton Financial Corp.	67,300	681,749
M&T Bank Corp.	10,500	853,860
TCF Financial Corp.	185,900	2,191,761
U.S. Bancorp.	153,100	4,762,941

		10,842,663
Diversified Financial Services 0.6%
CME Group, Inc.	6,700	1,725,719
NYSE Euronext	12,400	301,444
The NASDAQ OMX Group, Inc.	19,500	426,660

		2,453,823
Insurance 1.4%
Progressive Corp.	189,800	4,124,354
StanCorp Financial Group, Inc.	31,400	1,093,034
XL Group PLC	31,100	635,062

		5,852,450
Real Estate Investment Trusts 3.2%
Annaly Capital Management, Inc. (REIT)	301,500	5,010,930
HCP, Inc. (REIT)	105,300	4,300,452
Vornado Realty Trust (REIT)	47,700	3,907,584

		13,218,966
Thrifts & Mortgage Finance 3.1%
First Niagara Financial Group, Inc.	481,300	3,884,091
Hudson City Bancorp., Inc.	536,700	3,327,540
New York Community Bancorp., Inc.	197,500	2,439,125
People's United Financial, Inc.	208,400	2,423,692
TFS Financial Corp.	49,400	462,878

		12,537,326
Health Care 10.9%
Biotechnology 3.4%
Amylin Pharmaceuticals, Inc.	4,900	129,899
BioMarin Pharmaceutical, Inc.	140,400	5,003,856
Human Genome Sciences, Inc.	235,100	3,202,062
Vertex Pharmaceuticals, Inc.	94,100	5,649,764

		13,985,581
Health Care Equipment & Supplies 4.0%
Becton, Dickinson & Co.	62,600	4,577,938
DENTSPLY International, Inc.	36,000	1,332,000
Edwards Lifesciences Corp.	58,400	4,985,608
Gen-Probe, Inc.	46,700	3,778,497
Teleflex, Inc.	3,300	196,020
Varian Medical Systems, Inc.	25,900	1,519,294

		16,389,357
Health Care Providers & Services 1.6%
Laboratory Corp. of America Holdings	18,000	1,499,040
Patterson Companies, Inc.	32,000	1,063,680
Universal Health Services, Inc. "B"	55,600	2,154,500
VCA Antech, Inc.	82,800	1,783,512

		6,500,732
Life Sciences Tools & Services 1.3%
Techne Corp.	15,000	1,017,900
Waters Corp.	52,200	4,164,516

		5,182,416
Pharmaceuticals 0.6%
Hospira, Inc.	71,000	2,219,460
Industrials 8.5%
Aerospace & Defense 0.7%
Precision Castparts Corp.	6,600	1,096,986
Rockwell Collins, Inc.	34,300	1,727,691

		2,824,677
Air Freight & Logistics 1.8%
C.H. Robinson Worldwide, Inc.	47,800	2,784,828
Expeditors International of Washington, Inc.	114,600	4,383,450

		7,168,278
Building Products 1.1%
Armstrong World Industries, Inc.	20,500	955,095
Owens Corning, Inc.	112,900	3,484,094

		4,439,189
Commercial Services & Supplies 1.2%
Avery Dennison Corp.	30,100	876,211
Corrections Corp. of America	25,300	659,571
Iron Mountain, Inc.	49,600	1,406,160
Republic Services, Inc.	68,700	1,810,932

		4,752,874
Construction & Engineering 0.2%
KBR, Inc.	29,600	753,912
Electrical Equipment 0.1%
GrafTech International Ltd.	49,300	526,031
Industrial Conglomerates 0.1%
General Electric Co.	14,400	274,896
Machinery 2.6%
Deere & Co.	12,900	952,923
Donaldson Co., Inc.	16,600	593,782
Gardner Denver, Inc.	66,100	3,574,688
Navistar International Corp.	124,600	3,481,324
Pall Corp.	30,500	1,697,630
SPX Corp.	6,100	438,163

		10,738,510
Marine 0.0%
Alexander & Baldwin, Inc.	3,600	183,672
Professional Services 0.4%
Dun & Bradstreet Corp.	22,000	1,486,540
Nielsen Holdings NV	7,500	208,050

		1,694,590
Road & Rail 0.3%
CSX Corp.	35,300	737,417
Union Pacific Corp.	4,100	456,740

		1,194,157
Information Technology 12.4%
Communications Equipment 2.6%
Ciena Corp.	296,000	4,010,800
Harris Corp.	7,800	310,284
Juniper Networks, Inc.	129,400	2,225,680
Polycom, Inc.	324,700	3,714,568
Tellabs, Inc.	137,900	504,714

		10,766,046
Computers & Peripherals 0.7%
Hewlett-Packard Co.	52,200	1,183,896
NetApp, Inc.	61,600	1,833,216

		3,017,112
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	192,600	2,501,874
FLIR Systems, Inc.	132,800	2,832,624
IPG Photonics Corp.	15,200	650,560

		5,985,058
IT Services 1.8%
Accenture PLC "A"	55,200	3,151,920
Gartner, Inc.	4,500	183,060
Global Payments, Inc.	53,600	2,276,928
Western Union Co.	94,900	1,556,360

		7,168,268
Semiconductors & Semiconductor Equipment 3.6%
Altera Corp.	140,500	4,694,105
Analog Devices, Inc.	63,700	2,316,769
Atmel Corp.	470,000	3,290,000
International Rectifier Corp.	18,500	348,540
Intersil Corp. "A"	246,700	2,602,685
MEMC Electronic Materials, Inc.	214,100	357,547
Silicon Laboratories, Inc.	34,600	1,194,738

		14,804,384
Software 2.2%
Citrix Systems, Inc.	15,600	1,140,048
Compuware Corp.	22,300	200,700
Electronic Arts, Inc.	159,000	2,165,580
Informatica Corp.	28,400	1,176,612
Nuance Communications, Inc.	11,800	244,142
Rovi Corp.	39,200	957,656
Salesforce.com, Inc.	11,300	1,566,406
Solera Holdings, Inc.	31,100	1,380,840

		8,831,984
Materials 8.2%
Chemicals 3.3%
Air Products & Chemicals, Inc.	57,500	4,544,800
Celanese Corp. "A"	14,400	573,264
Dow Chemical Co.	17,800	552,868
Ecolab, Inc.	40,300	2,547,363
International Flavors & Fragrances, Inc.	81,600	4,600,608
Praxair, Inc.	6,600	701,184

		13,520,087
Containers & Packaging 2.1%
AptarGroup, Inc.	13,700	694,179
Ball Corp.	34,200	1,366,974
Crown Holdings, Inc.	126,300	4,305,567
Rock-Tenn Co. "A"	47,700	2,460,843

		8,827,563
Metals & Mining 2.8%
Allegheny Technologies, Inc.	9,500	305,140
Allied Nevada Gold Corp.	48,500	1,258,090
Cliffs Natural Resources, Inc.	44,400	2,121,432
Compass Minerals International, Inc.	63,900	4,547,124
Nucor Corp.	25,300	904,728
Schnitzer Steel Industries, Inc. "A"	12,300	320,784
Steel Dynamics, Inc.	18,900	199,206
Titanium Metals Corp.	12,300	141,204
Walter Energy, Inc.	30,900	1,497,105

		11,294,813
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.4%
CenturyLink, Inc.	57,900	2,270,838
Windstream Corp.	374,000	3,500,640

		5,771,478
Wireless Telecommunication Services 1.0%
NII Holdings, Inc.	139,100	1,602,432
SBA Communications Corp. "A"	45,900	2,384,505

		3,986,937
Utilities 2.6%
Electric Utilities 1.0%
Entergy Corp.	16,400	1,058,292
Great Plains Energy, Inc.	39,600	788,832
NextEra Energy, Inc.	14,300	934,362
Pepco Holdings, Inc.	43,600	831,016
PPL Corp.	13,300	364,021
Southern Co.	2,700	123,957

		4,100,480
Gas Utilities 0.8%
AGL Resources, Inc.	18,200	682,136
National Fuel Gas Co.	60,700	2,624,061

		3,306,197
Multi-Utilities 0.8%
SCANA Corp.	7,100	333,345
Sempra Energy	41,100	2,671,911

		3,005,256

Total Common Stocks Sold Short (Proceeds $398,465,433)		364,073,163

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$363,439,663	$—	$—	$363,439,663
Short-Term Investments	47,409,793	—	—	47,409,793
Total	$410,849,456	$—	$—	$410,849,456

Liabilities
Investments Sold Short, at Value(c)	$(364,073,163)	$—	$—	$(364,073,163)
Total	$(364,073,163)	$—	$—	$(364,073,163)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012